Derivative Instruments (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	6 Months Ended
	May 31, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Derivative Instruments [Line Items]
Carrying amount of liabilities		$ 2,343,622		$ 1,939,892
Gain on changes in fair value of derivative instruments		$ 13,000
Embedded Derivative For August 2024 Convertible Senior Notes [Member]
Derivative Instruments [Line Items]
Gain on changes in fair value of derivative instruments			$ 122,700
Class A Ordinary Shares [Member]
Derivative Instruments [Line Items]
Issuance of shares	5,186,627
Tether Warrant [Member]
Derivative Instruments [Line Items]
Exercise price	$ 9.64
Carrying amount of liabilities	$ 24,200
Gain on changes in fair value of derivative instruments			$ 42,600
Warrant outstanding